ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2013
ACCRUED WARRANTY COSTS
13.	ACCRUED WARRANTY COSTS

The Group’s warranty activity is summarized below:

	For the year ended December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Beginning balance	162,133	177,869	29,382
Warranty provision	33,108	41,327	6,827
Warranty reversal	(9,958)	(12,875)	(2,127)
Warranty claims	(7,414)	(24,915)	(4,116)

Ending balance	177,869	181,406	29,966